Intangible Assets (Details 2) (CAD) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Finite-Lived Intangible Assets [Line Items]
Accumulated depreciation	3,743	2,612
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Accumulated depreciation	451	0	0
Additions acquired by means of capital lease	649	727	0